Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000147928
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market in which risk aversion transformed into resolve, then restlessness, and finally speculation, the Heartland Mid Cap Value Fund lagged the Russell Midcap® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was positive in 4 of 11 sectors, but our negative selection effect overall drove the Fund’s underperformance for the year. While stock picking in 2024 has not lived up to the level demonstrated over the past several years, we believe we must stay true to our 10 Principles of Value Investing™, focusing on companies with attractive valuations, sound finances, and positive earnings dynamics.

Sysco (SYY) is an example. Recovering from an awful COVID-era environment, the food service distributor has been responding with improvements in its digital capabilities, sales management, and cost containment. It has begun offering specialty services such as pre-cut meat and produce. When clients utilize such services, they tend to spend three times more than traditional broadline customers. While restaurant foot traffic was down 3.5% in the first quarter, Sysco’s sales grew 2.7%, a sign the efforts are working.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	3.81%	9.57%	9.00%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Institutional Class is 10/31/2014.

AssetsNet	$ 591,945,468
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,018,728
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$591,945,468 # of Portfolio Holdings54 Portfolio Turnover Rate (Institutional Class)62% Net Advisory Fees Paid$4,018,728
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Discretionary	6.5%
Utilities	6.6%
Energy	7.7%
Information Technology	7.7%
Materials	7.8%
Real Estate	8.2%
Consumer Staples	8.3%
Health Care	13.2%
Financials	15.8%
Industrials	17.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Centene Corp.	3.8%
Public Storage	3.7%
Quest Diagnostics, Inc.	3.3%
JB Hunt Transport Services, Inc.	3.0%
Kimberly-Clark Corp.	2.9%
Essex Property Trust, Inc.	2.9%
FirstEnergy Corp.	2.8%
Becton Dickinson & Co.	2.8%
First American Financial Corp.	2.7%

C000147929
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market in which risk aversion transformed into resolve, then restlessness, and finally speculation, the Heartland Mid Cap Value Fund lagged the Russell Midcap® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was positive in 4 of 11 sectors, but our negative selection effect overall drove the Fund’s underperformance for the year. While stock picking in 2024 has not lived up to the level demonstrated over the past several years, we believe we must stay true to our 10 Principles of Value Investing™, focusing on companies with attractive valuations, sound finances, and positive earnings dynamics.

Sysco (SYY) is an example. Recovering from an awful COVID-era environment, the food service distributor has been responding with improvements in its digital capabilities, sales management, and cost containment. It has begun offering specialty services such as pre-cut meat and produce. When clients utilize such services, they tend to spend three times more than traditional broadline customers. While restaurant foot traffic was down 3.5% in the first quarter, Sysco’s sales grew 2.7%, a sign the efforts are working.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	3.62%	9.32%	8.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Investor Class is 10/31/2014.

AssetsNet	$ 591,945,468
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,018,728
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$591,945,468 # of Portfolio Holdings54 Portfolio Turnover Rate (Investor Class)62% Net Advisory Fees Paid$4,018,728
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Discretionary	6.5%
Utilities	6.6%
Energy	7.7%
Information Technology	7.7%
Materials	7.8%
Real Estate	8.2%
Consumer Staples	8.3%
Health Care	13.2%
Financials	15.8%
Industrials	17.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Centene Corp.	3.8%
Public Storage	3.7%
Quest Diagnostics, Inc.	3.3%
JB Hunt Transport Services, Inc.	3.0%
Kimberly-Clark Corp.	2.9%
Essex Property Trust, Inc.	2.9%
FirstEnergy Corp.	2.8%
Becton Dickinson & Co.	2.8%
First American Financial Corp.	2.7%

C000063871
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

Even as euphoria and speculation made a comeback late in the year, the Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection explained virtually all the Fund’s outperformance in 2024. Our selection effect was positive in 7 of the market’s 11 sectors, led by Industrials, Communication Services, and Financials.

Successful investing isn’t about noticing what others are thinking now. It’s understanding where their heads will be in the future. We continue to look beyond the herd in overlooked areas, guided by our 10 Principles of Value Investing™, which focus on attractively priced, well-managed businesses that can grow throughout market cycles.

An example is the oil refiner Delek (DK). From April 2024 through year end, the stock was cut nearly in half, amid weakening diesel demand and tighter refining margins. However, there are signs of a recovery for trucking and management is focusing on unlocking the sum of its parts. We still believe Delek is worth substantially more than the current share price of $17.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	15.88%	11.10%	7.09%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 769,853,142
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,506,229
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$769,853,142 # of Portfolio Holdings99 Portfolio Turnover Rate (Institutional Class)34% Net Advisory Fees Paid$5,506,229
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.7%
Communication Services	0.4%
Consumer Staples	2.9%
Utilities	3.3%
Information Technology	4.3%
Energy	5.9%
Health Care	7.5%
Materials	7.6%
Real Estate	8.4%
Consumer Discretionary	11.7%
Industrials	18.3%
Financials	29.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Chart Industries, Inc.	2.9%
Texas Capital Bancshares, Inc.	2.8%
Barrett Business Services, Inc.	2.7%
Lincoln Educational Services Corp.	2.7%
Capital City Bank Group, Inc.	2.6%
Silicon Motion Technology Corp.	2.1%
I3 Verticals, Inc.	2.1%
Primoris Services Corp.	2.0%
National Storage Affiliates Trust	2.0%
BSR Real Estate Investment Trust	1.9%

C000009765
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

Even as euphoria and speculation made a comeback late in the year, the Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection explained virtually all the Fund’s outperformance in 2024. Our selection effect was positive in 7 of the market’s 11 sectors, led by Industrials, Communication Services, and Financials.

Successful investing isn’t about noticing what others are thinking now. It’s understanding where their heads will be in the future. We continue to look beyond the herd in overlooked areas, guided by our 10 Principles of Value Investing™, which focus on attractively priced, well-managed businesses that can grow throughout market cycles.

An example is the oil refiner Delek (DK). From April 2024 through year end, the stock was cut nearly in half, amid weakening diesel demand and tighter refining margins. However, there are signs of a recovery for trucking and management is focusing on unlocking the sum of its parts. We still believe Delek is worth substantially more than the current share price of $17.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.68%	10.94%	6.93%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 769,853,142
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,506,229
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$769,853,142 # of Portfolio Holdings99 Portfolio Turnover Rate (Investor Class)34% Net Advisory Fees Paid$5,506,229
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.7%
Communication Services	0.4%
Consumer Staples	2.9%
Utilities	3.3%
Information Technology	4.3%
Energy	5.9%
Health Care	7.5%
Materials	7.6%
Real Estate	8.4%
Consumer Discretionary	11.7%
Industrials	18.3%
Financials	29.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Chart Industries, Inc.	2.9%
Texas Capital Bancshares, Inc.	2.8%
Barrett Business Services, Inc.	2.7%
Lincoln Educational Services Corp.	2.7%
Capital City Bank Group, Inc.	2.6%
Silicon Motion Technology Corp.	2.1%
I3 Verticals, Inc.	2.1%
Primoris Services Corp.	2.0%
National Storage Affiliates Trust	2.0%
BSR Real Estate Investment Trust	1.9%

C000063872
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a year in which mega caps dominated until June, at which point the market began to broaden out to include small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection contributed to our underperformance. But one area where our selection effect was positive was in Financials, which accounted for 5 of the top contributors to the Fund's performance in 2024.

Our exposure to the Financials sector is generally in-line with the benchmark. But we have been concentrating on banks with relatively cheap valuations showing strong signs of growth. We have also favored companies where insider buying and dividend growth have been strong. An example is FB Financial (FBK). Shares of the Nashville company — which provides commercial and consumer banking services in Tennessee, Kentucky, North Georgia, and Alabama through its subsidiary FirstBank — rose more than 29% for the year on strong deposit and loan growth. Insiders continue to buy the stock, suggesting their confidence. Yet FBK trades at just 1.8X tangible book value, below its 10-year average.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	-0.02%	6.56%	5.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 282,171,979
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,208,045
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$282,171,979 # of Portfolio Holdings44 Portfolio Turnover Rate (Institutional Class)68% Net Advisory Fees Paid$2,208,045
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	2.9%
Utilities	3.0%
Energy	4.6%
Materials	5.4%
Health Care	7.2%
Consumer Discretionary	9.4%
Information Technology	9.6%
Real Estate	10.3%
Industrials	15.8%
Financials	31.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
FB Financial Corp.	5.3%
Seacoast Banking Corp. of Florida	5.2%
Glacier Bancorp, Inc.	4.9%
Texas Capital Bancshares, Inc.	4.6%
Semtech Corp.	4.3%
Mohawk Industries, Inc.	4.1%
CTS Corp.	3.9%
PotlatchDeltic Corp.	3.8%
Stifel Financial Corp.	3.7%
Camden Property Trust	3.5%

C000009766
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INVESTOR
Trading Symbol	HRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a year in which mega caps dominated until June, at which point the market began to broaden out to include small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection contributed to our underperformance. But one area where our selection effect was positive was in Financials, which accounted for 5 of the top contributors to the Fund's performance in 2024.

Our exposure to the Financials sector is generally in-line with the benchmark. But we have been concentrating on banks with relatively cheap valuations showing strong signs of growth. We have also favored companies where insider buying and dividend growth have been strong. An example is FB Financial (FBK). Shares of the Nashville company — which provides commercial and consumer banking services in Tennessee, Kentucky, North Georgia, and Alabama through its subsidiary FirstBank — rose more than 29% for the year on strong deposit and loan growth. Insiders continue to buy the stock, suggesting their confidence. Yet FBK trades at just 1.8X tangible book value, below its 10-year average.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	-0.31%	6.29%	5.50%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 282,171,979
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,208,045
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$282,171,979 # of Portfolio Holdings44 Portfolio Turnover Rate (Investor Class)68% Net Advisory Fees Paid$2,208,045
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	2.9%
Utilities	3.0%
Energy	4.6%
Materials	5.4%
Health Care	7.2%
Consumer Discretionary	9.4%
Information Technology	9.6%
Real Estate	10.3%
Industrials	15.8%
Financials	31.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
FB Financial Corp.	5.3%
Seacoast Banking Corp. of Florida	5.2%
Glacier Bancorp, Inc.	4.9%
Texas Capital Bancshares, Inc.	4.6%
Semtech Corp.	4.3%
Mohawk Industries, Inc.	4.1%
CTS Corp.	3.9%
PotlatchDeltic Corp.	3.8%
Stifel Financial Corp.	3.7%
Camden Property Trust	3.5%